Investment Strategy	Jun. 30, 2026
PIMCO Active Bond Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.“Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a fairly consistent level of dividend income, subject to market conditions, by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. Long-term capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures. The Fund generally seeks to manage capital gain distributions by, among other things, limiting portfolio turnover and attempting to use losses from sales of securities that have declined in price to offset gains that would otherwise be taxable. However, such strategy may be unsuccessful or only partially successful and the Fund may realize taxable gains. For example, the Fund may realize taxable gains in order to satisfy cash redemption requests or when PIMCO believes the benefits of a transaction resulting in the realization of taxable gains outweigh tax considerations. In pursuing the Fund’s investment objective, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize a bottom up approach to seek to identify asset classes and securities that are undervalued, and the Fund’s investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds. The average portfolio duration of this Fund normally varies from two to eight years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 30% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred securities, convertible securities and other equity related securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In pursuing the Fund’s investment objective, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize a bottom up approach to seek to identify asset classes and securities that are undervalued, and the Fund’s investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of commodities, commodity instruments and Fixed Income Instrument investments.These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. When determining the target allocation for the strategy, PIMCO may use proprietary quantitative models. The target allocations may include long, short, or no positions in the underlying financial markets and commodities specified in the models. The quantitative models are developed and maintained by PIMCO, and are subject to change over time without notice in PIMCO’s discretion. PIMCO also retains discretion over the final target asset allocation and the implementation of the target asset allocation, which may include positions that are different from target allocations determined by quantitative models. The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund CMDT, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements, other commodity-linked derivative instruments and directly in commodities. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Under normal circumstances, the Fund will invest in commodity-linked derivative instruments and commodities that, in the aggregate, provide the Fund with notional exposure to commodities within 20% (plus or minus) of the value of the Fund's net assets. The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, as well as derivative instruments, such as forwards, options, futures contracts and swap agreements, relating to Fixed Income Instruments, equity securities or currencies. The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s market forecasts and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund's investments in Fixed Income Instruments are generally expected to consist of investment grade securities that are rated at least Baa3 by Moody’s Ratings (“Moody’s”) or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except such limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Fund’s fixed income investments, the Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund’s fixed income investments, the Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. With respect to the Fund’s investment in commodities, equity securities or currencies, the Fund may invest without limitation in non-U.S. issuers and non-U.S. denominated securities or currencies. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In pursuing the Fund’s investment objective, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize a bottom up approach to seek to identify sectors and securities that are undervalued, and the Fund’s investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of commodities, commodity instruments and Fixed Income Instrument investments.
PIMCO Enhanced Low Duration Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.“Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund will seek to maintain a fairly consistent level of dividend income, subject to market conditions, by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures. The Fund generally seeks to manage capital gain distributions by, among other things, limiting portfolio turnover and attempting to use losses from sales of securities that have declined in price to offset gains that would otherwise be taxable. However, such strategy may be unsuccessful or only partially successful and the Fund may realize taxable gains. For example, the Fund may realize taxable gains in order to satisfy cash redemption requests or when PIMCO believes the benefits of a transaction resulting in the realization of taxable gains outweigh tax considerations. In pursuing the Fund’s investment objective, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize a bottom up approach to seek to identify asset classes and securities that are undervalued, and the Fund’s investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds. The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in U.S. dollar denominated securities and instruments of foreign issuers. The Fund will normally limit its net foreign currency exposure (such as from non-U.S. dollar-denominated currencies) to 5% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In pursuing the Fund’s investment objective, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize a bottom up approach to seek to identify asset classes and securities that are undervalued, and the Fund’s investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.“ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on PIMCO’s market forecasts and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years. The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO. In determining the efficacy of an issuer’s ESG practices, PIMCO will use its own proprietary assessments of material ESG issues and may also reference standards as set forth by recognized global organizations such as entities sponsored by the United Nations, among others, and augment its assessments based on engagements with issuers regarding their ESG practices that have the potential to enhance risk-adjusted returns. PIMCO’s activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications, and letters. The Fund may invest in securities of issuers whose ESG practices are weaker relative to certain peers or industry benchmarks, with the expectation that these practices may improve over time. It may also exclude those issuers that are not receptive to PIMCO’s engagement efforts, as determined in PIMCO’s sole discretion. The Fund will not invest in the securities of any corporate issuer determined by PIMCO to be engaged principally in the (1) manufacture of alcoholic beverages, tobacco products or military equipment, (2) operation of gambling casinos, (3) production or distribution of adult entertainment materials, (4) oil industry, including extraction, production, and refining or (5) production or distribution of coal and coal fired generation. Notwithstanding the restrictions set forth above, the Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. The Fund may also invest in ESG labeled bonds, including but not limited to green, sustainability, social, transition and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate (often referred to as “green bonds”), environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Labeled bonds are often verified by a third party, which certifies that the bond will or has been used to fund projects that include eligible benefits or, in the case of a sustainability-linked bond, that the bond includes sustainability-linked covenants. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities (or such more restrictive threshold or exclusionary screen (i.e., a lower gross revenue threshold), as may be determined by PIMCO from time to time). In analyzing whether an issuer meets any of the criteria described above, PIMCO may rely upon, among other things, information provided by an independent third party.The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The Fund seeks to eliminate foreign (non-U.S.) currency exposure (from non-U.S. dollar-denominated securities or currencies) through hedging techniques, although the Fund may have limited amounts of foreign (non-U.S.) currency exposure due to the difficulty in perfectly hedging such exposures. The Fund may invest, without limitation, in futures contracts, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest in mortgage or asset-backed securities (issuers of which will not be treated as subject to the corporate issuer screens described herein), including to-be-announced transactions which may include exposure to issuers that the Fund is not permitted to invest in directly. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO. In determining the efficacy of an issuer’s ESG practices, PIMCO will use its own proprietary assessments of material ESG issues and may also reference standards as set forth by recognized global organizations such as entities sponsored by the United Nations, among others, and augment its assessments based on engagements with issuers regarding their ESG practices that have the potential to enhance risk-adjusted returns. PIMCO’s activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications, and letters. The Fund may invest in securities of issuers whose ESG practices are weaker relative to certain peers or industry benchmarks, with the expectation that these practices may improve over time. It may also exclude those issuers that are not receptive to PIMCO’s engagement efforts, as determined in PIMCO’s sole discretion. The Fund will not invest in the securities of any corporate issuer determined by PIMCO to be engaged principally in the (1) manufacture of alcoholic beverages, tobacco products or military equipment, (2) operation of gambling casinos, (3) production or distribution of adult entertainment materials, (4) oil industry, including extraction, production, and refining or (5) production or distribution of coal and coal fired generation. Notwithstanding the restrictions set forth above, the Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. The Fund may also invest in ESG labeled bonds, including but not limited to green, sustainability, social, transition and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate (often referred to as “green bonds”), environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Labeled bonds are often verified by a third party, which certifies that the bond will or has been used to fund projects that include eligible benefits or, in the case of a sustainability-linked bond, that the bond includes sustainability-linked covenants. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities (or such more restrictive threshold or exclusionary screen (i.e., a lower gross revenue threshold), as may be determined by PIMCO from time to time). In analyzing whether an issuer meets any of the criteria described above, PIMCO may rely upon, among other things, information provided by an independent third party.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards.“Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on PIMCO’s market forecasts and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years. The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in U.S. dollar- denominated securities and instruments of foreign issuers. The Fund may invest, without limitation, in futures contracts, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards.
PIMCO Inflation PLUS Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by, investing under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.Inflation-linked bonds are fixed income securities that are structured to provide protection against inflation.The Fund intends to complement this exposure with investments in inflation-related derivatives and/or other inflation-related transactions, such as those tied to inflation-linked bonds (which may include swaps on inflation-indexed bonds) or the Consumer Price Index (CPI) (which may include swaps and options), the inflation measure for U.S. Treasury Inflation-Protected Securities (“TIPS”), in an effort to seek to mitigate the effects of inflation and to benefit from inflation surprises (when realized inflation exceeds expected inflation). The Fund intends to use these instruments and/or transactions to allow the Fund to pursue a more capital efficient inflation hedge relative to a portfolio of only direct investments in inflation-indexed bonds (subject to transaction, derivative and Fund operating expenses). “Capital efficient” refers to the Fund’s ability to obtain inflation exposure on a notional basis through inflation-related derivatives and/or other inflation related transactions rather than fully funding such exposure through direct investments of inflation-indexed bonds. Such investments will be actively managed by PIMCO, which will also adjust the level of exposure to these trades based on its market expectations. The Fund’s notional exposure to inflation-related derivatives and/or other inflation-related transactions may, and generally is expected to, equal or exceed the Fund’s net assets. As used in the investment objective, “real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund may also invest in other securities issued by the U.S. Government, its agencies or government-sponsored entities, derivatives and repurchase agreements related thereto (such as U.S. Treasury futures and interest rate swaps), and/or interest rate futures. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund will normally limit its net foreign currency exposure (from non-U.S. currencies) to 20% of its total assets. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 2 years of the portfolio duration of the securities comprising the ICE U.S. Treasury 0-1 Year Inflation Linked Bond Index as calculated by PIMCO, which, as of September 30, 2026, was 0.50 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade securities of issuers that are rated at least Baa by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Inflation-linked bonds are fixed income securities that are structured to provide protection against inflation.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund intends to complement this exposure with investments in inflation-related derivatives and/or other inflation-related transactions, such as those tied to inflation-linked bonds (which may include swaps on inflation-indexed bonds) or the Consumer Price Index (CPI) (which may include swaps and options), the inflation measure for U.S. Treasury Inflation-Protected Securities (“TIPS”), in an effort to seek to mitigate the effects of inflation and to benefit from inflation surprises (when realized inflation exceeds expected inflation).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by, investing under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.The Fund may invest up to 30% of its net assets in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund may only invest in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Bloomberg 1-15 Year Municipal Bond Index, as calculated by PIMCO, which, as of September 30, 2026, was 5.50 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. Until March 31, 2025, a majority (on a gross market value basis) of the Fund’s total assets were invested in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. The Fund may also invest up to an additional 5% of its total assets in mortgage-related high yield instruments (“junk bonds”) rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. In pursuing the Fund’s investment objective, PIMCO expects to emphasize investment strategies with respect to security selection that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize an approach to seek to identify securities that are undervalued. The Fund’s investment program with respect to security selection may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives, policies and/or portfolio management teams similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds. In implementing certain trading strategies, such as the call and put writing strategy, described below, the Fund may use more tactical trading. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund’s investments in asset-backed securities (excluding mortgage-related Fixed Income Instruments) are, under normal circumstances, expected to be limited to 20% of its assets. The Fund may sell (write) options (including, but not limited to, call options and put options), buy options (including, but not limited to, call options and put options), and invest in asset-linked notes (including, but not limited to, rate-linked and/or mortgage-linked notes, which may count towards the Fund’s 80% policy). An asset-linked note generally is a debt investment the performance of which is, by its terms, intended to track the performance of one or more reference instruments. Such notes may have, imbedded within them, a call writing strategy, put writing strategy, call purchasing strategy and/or put purchasing strategy. The Fund may write calls and/or puts on instruments the Fund owns or otherwise has exposure to (covered calls or covered puts) or write calls and/or puts on instruments to which the Fund has no exposure (naked calls or naked puts) in return for a premium. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities. The “total return” sought by the Fund generally is expected to consist of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In pursuing the Fund’s investment objective, PIMCO expects to emphasize investment strategies with respect to security selection that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize an approach to seek to identify securities that are undervalued. The Fund’s investment program with respect to security selection may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives, policies and/or portfolio management teams similar to the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Multisector Bond Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.“Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will not be managed to a benchmark, meaning the Fund can pursue investment opportunities as it sees fit (consistent with its disclosed investment guidelines) without regard to any benchmark index. In pursuing the Fund’s investment objective, PIMCO expects to emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies and security selection. In addition, PIMCO will utilize an approach to seek to identify sectors and securities that are undervalued. The Fund’s investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds. The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The Fund may invest in instruments of any maturity or duration but the average portfolio duration of this Fund is normally expected to vary from two to eight years based on Pacific Investment Management Company LLC’s (“PIMCO”) market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest, without limitation, in high yield securities rated below investment grade by Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, as determined by PIMCO. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest in contingent convertible securities and up to 10% of its total assets in preferred securities. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In pursuing the Fund’s investment objective, PIMCO expects to emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies and security selection. In addition, PIMCO will utilize an approach to seek to identify sectors and securities that are undervalued. The Fund’s investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.The Fund may invest up to 30% of its total assets in high yield securities (those that are rated, at the time of purchase, below investment grade by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (commonly known as “junk bonds”)). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest, without limitation, in higher rated securities. The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 2 years of the portfolio duration of the securities comprising the Bloomberg Municipal Bond Index, as calculated by PIMCO, which, as of September 30, 2026, was 7.11 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. PIMCO’s management of the Fund generally seeks to focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The Fund may invest significantly in Municipal Bonds of specific projects, including those that finance education, health care, housing, transportation, utilities and other similar projects, and industrial development bonds. The Fund may invest significantly in issuers of particular jurisdictions, such as California and New York. The Fund may invest in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 30% of its total assets in high yield securities (those that are rated, at the time of purchase, below investment grade by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (commonly known as “junk bonds”)).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of preferred securities and “Capital Securities.” “Capital Securities” include (1) securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements and (2) securities, which may include instruments referred to as hybrid securities, that would be subordinated (i.e., fall lower in the capital structure) to at least one type of debt. Hybrid securities may be issued to fulfill ratings criteria for debt securities of an issuer and may, for example, be convertible into preferred shares. Preferred securities and “Capital Securities” may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Preferred securities represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular market sector or security. Assets not invested in preferred securities or Capital Securities may be invested in other types of Fixed Income Instruments, including derivative Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. In addition, the Fund will concentrate its investments in a group of industries related to banks. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest up to 50% of its total assets in high yield securities (“junk bonds”) rated below Baa by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if, unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest without limit in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest without limit in securities and instruments that are economically tied to emerging market countries. The Fund may also invest in contingent convertible securities. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales. The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the ICE BofA US All Capital Securities Index, which as of September 30, 2026 was 5.46 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In pursuing the Fund’s investment objective, PIMCO may emphasize investment strategies that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize a bottom up approach to seek to identify sectors and securities that are undervalued, and the Fund’s investment program may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives and policies similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Capital Securities” include (1) securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements and (2) securities, which may include instruments referred to as hybrid securities, that would be subordinated (i.e., fall lower in the capital structure) to at least one type of debt. Hybrid securities may be issued to fulfill ratings criteria for debt securities of an issuer and may, for example, be convertible into preferred shares. Preferred securities and “Capital Securities” may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Preferred securities represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 50% of its total assets in high yield securities (“junk bonds”) rated below Baa by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if, unrated, determined by PIMCO to be of comparable quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of preferred securities and “Capital Securities.”
PIMCO Prime Limited Maturity Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. The Fund may only invest in U.S. dollar denominated securities that mature within 18 months from the date of purchase or floating rate U.S. government agency securities that mature within two years from the date of purchase. The average portfolio duration of this Fund will vary based on PIMCO’s market forecasts and will normally not exceed 90 days. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated A or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated A or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.
PIMCO Senior Loan and Short-Term Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of Senior Loans and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.“Senior Loans” include senior secured floating rate bank loans, also referred to as leveraged loans, bank loans and floating rate loans, that are first or second lien loans. “Short-term investments” as used above includes debt instruments with 3 or fewer years remaining to maturity or weighted average life of less than 3 years; futures and options with 3 or fewer years remaining to expiration; swaps on instruments with 3 or fewer years remaining to maturity; and holdings of PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio. As used above, “short-term investments” does not include reverse repurchase agreements or securities held as collateral in securities lending arrangements. The Fund may also invest in collateralized loan obligations and high-yield corporate debt securities, which may also be represented by forwards or derivatives such as options, futures contracts or swap agreements. A Senior Loan holds a senior position in the issuer’s capital structure and is typically secured by collateral such that, under normal circumstances, holders (such as the Fund) enjoy a priority claim to some or all of the issuer’s assets in the event of default as compared to other creditors of the issuer. Floating rate bank loans generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund may invest, without limitation, in high yield securities (“junk bonds”) rated below investment grade by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if, unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in derivative instruments, such as credit default swap and total return swap agreements, interest rate swaps, futures and options, subject to applicable law and any other restrictions described in the prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, including currency forwards, and may engage in short sales. The Fund may invest up to 20% of its total assets in preferred stock. The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the Markit iBoxx USD Liquid Leveraged Loan Index, as calculated by PIMCO, which as of September 30, 2026 was 0.12 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Senior Loans” include senior secured floating rate bank loans, also referred to as leveraged loans, bank loans and floating rate loans, that are first or second lien loans. “Short-term investments” as used above includes debt instruments with 3 or fewer years remaining to maturity or weighted average life of less than 3 years; futures and options with 3 or fewer years remaining to expiration; swaps on instruments with 3 or fewer years remaining to maturity; and holdings of PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio. As used above, “short-term investments” does not include reverse repurchase agreements or securities held as collateral in securities lending arrangements.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	“Senior Loans” include senior secured floating rate bank loans, also referred to as leveraged loans, bank loans and floating rate loans, that are first or second lien loans. “Short-term investments” as used above includes debt instruments with 3 or fewer years remaining to maturity or weighted average life of less than 3 years; futures and options with 3 or fewer years remaining to expiration; swaps on instruments with 3 or fewer years remaining to maturity; and holdings of PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio. As used above, “short-term investments” does not include reverse repurchase agreements or securities held as collateral in securities lending arrangements.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of Senior Loans and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.The Fund does not intend to invest in Municipal Bonds whose interest is subject to the federal alternative minimum tax. The Fund may only invest in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on PIMCO’s market forecasts and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The dollar- weighted average portfolio maturity of the Fund is normally not expected to exceed three years. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The average portfolio duration of this Fund varies based on PIMCO’s market forecasts and under normal market conditions is not expected to exceed three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The dollar- weighted average portfolio maturity of the Fund is normally not expected to exceed three years. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).
PIMCO Ultra Short Government Active Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests 100% of its total assets in (i) cash, (ii) U.S. government securities, such as U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities), and (iii) repurchase agreements that are collateralized fully by such U.S. government securities or cash.The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in U.S. government securities.The dollar-weighted average portfolio maturity of this Fund may not exceed 120 days. The Fund may only invest in securities that mature in 6 months or less. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests 100% of its total assets in (i) cash, (ii) U.S. government securities, such as U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities), and (iii) repurchase agreements that are collateralized fully by such U.S. government securities or cash.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in U.S. government securities.
PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to provide investors with two different sources of exposure: (1) a portfolio of U.S.-listed equities, which is primarily designed to gain exposure to the 500 largest U.S.-listed companies, weighted by market capitalization (the “Equity Portfolio”), and (2) a portfolio of Fixed Income Instruments of varying maturities, which is primarily expected to consist of exposure to one or more PIMCO actively-managed fixed-income ETFs (the “Fixed Income Portfolio”).“Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of the Equity Portfolio and Fixed Income Portfolio, which may be represented by underlying funds, options, futures contracts, or swap agreements.The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures. The Fund’s benchmark index is the S&P 500 Index. Equity Portfolio With respect to the Equity Portfolio, the Fund will, under normal circumstances, invest directly in U.S.-listed equity securities and/or indirectly in instruments (such as investments in one or more other funds, which may include third-party managed exchange-traded funds (“ETFs”), and/or derivative instruments) with the intent of, in the aggregate, providing gross returns approximately resembling those of the 500 largest U.S.-listed companies, weighted by market capitalization. The Fund expects to primarily obtain such exposure through indirect investments, such as through investments in one or more third-party managed funds. Fixed Income Portfolio With respect to the Fixed Income Portfolio, the Fund will, under normal circumstances, invest indirectly through investments in, or derivatives on, one or more actively-managed fixed-income funds of PIMCO ETF Trust (“PIMCO Active Fixed-Income ETFs”). When determining the target PIMCO Active Fixed-Income ETF allocation, PIMCO intends to use risk-based analysis and consider related funding costs, which may be an implicit cost within derivatives instruments. The risk-based framework is developed and maintained by PIMCO, and is subject to change over time without notice in PIMCO’s discretion. The notional fixed income exposure of the Fund is expected to be at or above the Fund’s net assets. To the extent the Fund seeks exposure to PIMCO Active Fixed-Income ETFs, PIMCO expects to select such ETFs without considering or canvassing the universe of available unaffiliated funds. Under non-normal circumstances, the Fixed Income Portfolio may be invested directly in Fixed Income Instruments. The Fund expects to primarily obtain such exposure through derivatives (such as entering into total return swaps, purchasing call options, and/or selling put options) on PIMCO Active Fixed-Income ETFs. Although the Fund may gain exposure to multiple PIMCO Active Fixed-Income ETFs, the Fund generally expects to primarily gain exposure to the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, the PIMCO Enhanced Low Duration Active Exchange-Traded Fund, and the PIMCO Ultra Short Government Active Exchange-Traded Fund. You may view the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund's, the PIMCO Enhanced Low Duration Active Exchange-Traded Fund’s, and the PIMCO Ultra Short Government Active Exchange-Traded Fund's prospectus, Statement of Additional Information, Form N-CSR and annual and semi-annual reports at www.pimcoetfs.com. The Fund may also invest without limit in securities issued by the U.S. Government, its agencies or government-sponsored entities, derivatives and repurchase agreements related thereto (such as U.S. Treasury futures and interest rate swaps), and/or interest rate futures. The allocation to such instruments will also be evaluated within the risk-based framework alongside the exposure to PIMCO Active Fixed-Income ETFs. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Subject to the risk-based framework described above, the Fund’s Fixed Income Portfolio may be of any duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund’s Fixed Income Portfolio may be exposed to high yield securities (“junk bonds”) of any rating or unrated securities. The Fund’s Fixed Income Portfolio may invest in securities denominated in foreign currencies, securities of foreign issuers, and securities and instruments economically tied to emerging market countries. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The total return sought by the Fund may include both capital appreciation arising from increases in the market value of the Fund’s holdings and income earned on the Fund’s investments, if any. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time, including for the same or similar investments, are not expected to be the same as those made by other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Stocks” refers to equity securities representing an ownership interest in an issuer, including common and preferred stock, as well as depositary receipts and rights and warrants relating to such equity securities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide investors with two different sources of exposure: (1) a portfolio of U.S.-listed equities, which is primarily designed to gain exposure to the 500 largest U.S.-listed companies, weighted by market capitalization (the “Equity Portfolio”), and (2) a portfolio of Fixed Income Instruments of varying maturities, which is primarily expected to consist of exposure to one or more PIMCO actively-managed fixed-income ETFs (the “Fixed Income Portfolio”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of the Equity Portfolio and Fixed Income Portfolio, which may be represented by underlying funds, options, futures contracts, or swap agreements.
PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA Long US Treasury Principal STRIPS Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of September 30, 2026 was 27.31 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Underlying Index is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. STRIPS are also known as zero-coupon bonds. The principal STRIPS comprising the Underlying Index must have 25 years or more remaining term to final maturity and must be stripped from U.S. Treasury bonds having at least $1 billion in outstanding face value.As of September 30, 2026, there were 20 issues in the Underlying Index. Index constituents are capitalization-weighted based on the security prices times an assumed face value of $1 billion per constituent security. The Underlying Index is rebalanced quarterly on March 31, June 30, September 30 and December 31, based on information available up to and including the third business day before the last business day of the rebalancing month. Securities that no longer meet the qualifying criteria during the course of the quarter remain in the Underlying Index until the next quarterly rebalancing date at which point they are dropped from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying Index is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. STRIPS are also known as zero-coupon bonds. The principal STRIPS comprising the Underlying Index must have 25 years or more remaining term to final maturity and must be stripped from U.S. Treasury bonds having at least $1 billion in outstanding face value.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA Long US Treasury Principal STRIPS Index (the “Underlying Index”).
PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2026 was 2.83 years. The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”) with a maturity of at least 1 year and less than 5 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have 1 to 5 years remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2026, there were 20 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month LIBID rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”) with a maturity of at least 1 year and less than 5 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA 1-5 Year US Inflation-Linked Treasury Index (the “Underlying Index”).
PIMCO 15 Plus Year US TIPS Index Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA 15+ Year US Inflation-Linked Treasury Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2026 was 21.51 years. The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”) with a maturity of at least 15 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have at least 15 years remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2026, there were 15 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month LIBID rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”) with a maturity of at least 15 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA 15+ Year US Inflation-Linked Treasury Index (the “Underlying Index”).
PIMCO Broad US TIPS Index Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA US Inflation-Linked Treasury Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which Pacific Investment Management Company LLC (“PIMCO”) believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2026 was 7.26 years. The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”). TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have at least 1 year remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of September 30, 2026, there were 48 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month LIBID rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying Index is an unmanaged index comprised of Treasury Inflation-Protected Securities (“TIPS”). TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA US Inflation-Linked Treasury Index (the “Underlying Index”).
PIMCO 0-5 Year High Yield Corporate Bond Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in high yield corporate Fixed Income Instruments. High yield investments include securities (i) rated below investment grade by each of Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofA 0-5 Year US High Yield Constrained Index (the “Underlying Index”). The Fund may invest the remainder of its assets in any Fixed Income Instruments that PIMCO believes will help the Fund track the Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of September 30, 2026 was 2.27 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Underlying Index is an unmanaged index comprised of U.S. dollar denominated below investment grade corporate debt securities publicly issued in the U.S. domestic market with remaining maturities of less than 5 years. Underlying Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. As of September 30, 2026, there were 1,290 issues in the Underlying Index. The securities comprising the Underlying Index have a below investment grade rating (based on an average of the ratings of Moody’s, S&P and Fitch) and a country of risk exposure to investment grade countries that are members of the FXG10, Western Europe or territories of the U.S. and Western Europe. Country ratings are based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings. For each issuer, the country of risk is the principal place of business derived from management location, country of primary listing, location of sales and reporting currency. In addition, qualifying securities must have a minimum $250 million of outstanding face value and a fixed coupon schedule. Original issue zero coupon bonds, debt issued simultaneously in the Eurobond and U.S. domestic bond markets, 144A securities and pay-in-kind securities qualify for inclusion in the Underlying Index. Callable perpetual securities qualify for inclusion in the Underlying Index provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from last call prior to the date the bond transitions from a fixed to a floating rate security. The Underlying Index is capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%, and the composition of the component securities (“Component Securities”) of the Underlying Index is updated monthly. Cash flows from bond payments that are received during the month are retained in the Underlying Index, without earning reinvestment income, until removal at the end of the month as part of the rebalancing. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and may invest in mortgage-related and other asset-backed securities. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, including securities and instruments economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying Index is an unmanaged index comprised of U.S. dollar denominated below investment grade corporate debt securities publicly issued in the U.S. domestic market with remaining maturities of less than 5 years. Underlying Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in high yield corporate Fixed Income Instruments.
PIMCO Investment Grade Corporate Bond Exchange-Traded Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in investment grade corporate Fixed Income Instruments. The Fund may invest the remainder of its assets in any Fixed Income Instruments that PIMCO believes will help the Fund track the ICE BofA US Corporate Index (the “Underlying Index”), as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in securities rated Baa or higher by Moody’s Ratings. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of September 30, 2026 was 5.94 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Underlying Index is an unmanaged index comprised of U.S. dollar denominated investment grade corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity. As of September 30, 2026, there were 11,755 issues in the Underlying Index. The securities comprising the Underlying Index have an investment grade rating (based on an average of the ratings of Moody’s, S&P and Fitch) and an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings). In addition, qualifying securities must have a minimum $250 million of outstanding face value and a fixed coupon schedule. Original issue zero coupon bonds, debt issued simultaneously in the Eurobond and U.S. domestic bond markets, 144A securities and corporate pay-in-kind securities qualify for inclusion in the Underlying Index. Callable perpetual securities qualify for inclusion in the Underlying Index provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from last call prior to the date the bond transitions from a fixed to a floating rate security. The Underlying Index is capitalization-weighted and the composition of the component securities (“Component Securities”) of the Underlying Index is updated monthly. Cash flows from bond payments that are received during the month are retained in the Underlying Index, without earning reinvestment income, until removal at the end of the month as part of the rebalancing. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, including securities and instruments economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying Index is an unmanaged index comprised of U.S. dollar denominated investment grade corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets in investment grade corporate Fixed Income Instruments.